Document and Entity Information	3 Months Ended
	Sep. 30, 2014	Nov. 12, 2014
Document And Entity Information
Entity Registrant Name	ADM ENDEAVORS, INC.
Entity Central Index Key	0001588014
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		117,795,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Incorporation, Date of Incorporation	Jan. 04, 2001